Other Receivables (Tables)	6 Months Ended
Jul. 31, 2023
Other Receivables
Schedule of other receivables

	July 31,	January 31,
	2023	2023
Net working capital adjustments receivable from acquisitions	86	384
Other receivables	13,047	11,274
	13,133	11,658